As filed with the Securities and Exchange Commission on November 7, 2013

1933 Act Registration No. 33-37928; 1940 Act Registration No. 811-6259

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 [X]	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 40	☒

STRATUS FUND, INC.

(Exact Name of Registrant as Specified in Charter)

P.O. Box 82535

Lincoln, Nebraska 68501-2535

(Address of Principal Executive Offices)

(888) 769-2362

(Registrant’s Telephone Number, including Area Code)

Jon C. Gross

Stratus Fund, Inc.

P.O. Box 82535

Lincoln, Nebraska 68501-2535

(Name and Address of Agent for Service)

Copies of all communications to:

Steven B. King

Ballard Spahr LLP

1735 Market Street

Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on (date) pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, State of Nebraska, on the 7th day of November 2013.

STRATUS FUND, INC.

By:	/s/ Jon C. Gross
Jon C. Gross, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

By:	/s/ Jon C. Gross	Director, President (principal executive officer)	November 7, 2013
Jon C. Gross

By:	/s/ Jeffrey Jewell	Vice President, Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	November 7, 2013
Jeffrey Jewell

By:	/s/ Dr. Paul Hoff	Director	November 7, 2013
Dr. Paul Hoff

By:	/s/ Edson L. Bridges III	Director	November 7, 2013
Edson L. Bridges III

By:	/s/ Thomas C. Smith	Director	November 7, 2013
Thomas C. Smith

By:	/s/ James DeMars	Director	November 7, 2013
James DeMars

EXHIBIT INDEX

XBRL	Instance Document	EX-101.INS

XBRL	Taxonomy Extention Schema Document	EX-101.SCH

XBRL	Taxonomy Extention Definition Linkbase Document	EX-101.DEF

XBRL	Taxonomy Extention Labels Linkbase Document	EX-101.LAB

XBRL	Taxonomy Extention Presentation Linkbase Document	EX-101.PRE

3